Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,090,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,222.03
Total Offset Amount	0.00
Net Fee	2,222.03
Narrative - Max Aggregate Offering Price	$ 16,090,000.00
Final Prospectus	true